Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of net cash flow from operating activities
Profit/(loss) for the financial year	€ (49)	€ (3,746)	€ 1,505
Loss for the financial year from discontinued operations	108	22	65
Profit/(loss) for the financial year from continuing operations	59	(3,724)	1,570
Investment and other income	(1,395)	(864)	(581)
Financing costs	2,375	1,931	2,626
Income tax expense	1,805	2,246	50
Operating profit/(loss)	2,844	(411)	3,665
Adjustments for:
Share-based payments and other non-cash charges	11	68	98
Depreciation and amortisation	12,454	10,804	10,414
(Gain)/loss on disposal of property, plant and equipment and intangible assets	(203)	13	34
Share of results of equity accounted associates and joint ventures	382	123	96
Impairment charge/(reversal)	0	4,515	(64)
Other (expense)/income	88	(565)	(372)
Decrease / (increase) in inventory	222	134	177
Increase in trade and other receivables	(361)	(774)	(597)
(Decrease)/increase in trade and other payables	(158)	710	534
Cash generated by operations	15,279	14,617	13,985
Net tax paid	(988)	(901)	(724)
Cashflows from discontinued operations	0	1,657	3,296
Net cash flow from operating activities	€ 14,291	€ 15,373	€ 16,557